Segment and Geographic Information - Summary of revenue by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,544	$ 29,227
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,726	27,147
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,818	$ 2,080